Debt - Term Loan (Details) - USD ($)		1 Months Ended
	Jan. 28, 2019	Jul. 31, 2017	Feb. 28, 2019	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2017
Debt
Purchase of additional common stock through warrants				993,204
Outstanding borrowings						$ 8,683,000
Term Loan
Debt
Debt discount amortized as interest expenses		$ 100,000
Term Loan | SVB
Debt
Debt issue costs	$ 1,000,000
Success fee (as a percentage)	3.50%
Cash security			$ 15,000
Purchase of additional common stock through warrants					36,000
Debt discount amortized as interest expenses	$ 800,000
Outstanding borrowings	$ 8,900,000